Operations By Segment And Geographic Areas And Identifiable Assets (Tables)	12 Months Ended
Dec. 31, 2011
Operations By Segment And Geographic Areas And Identifiable Assets [Abstract]
Selected Information In Relation To Continuing Operations

	Engineered Materials	In-Process Separation	Additive Technologies	Coating Resins	Total Segments
2011
Net sales to external customers	$789.2	$339.5	$287.2	$1,657.2	$3,073.1
Intersegment net sales	0.0	0.0	0.9	0.0	0.9

Total net sales	$789.2	$339.5	$288.1	$1,657.2	$3,074.0
Earnings from operations	$124.9	$69.7	$39.4	$69.2	$303.2
Percentage of sales	15.8%	20.5%	13.7%	4.2%	9.9%
Total assets	$934.2	$311.1	$199.4	$1,508.8	$2,953.5
Capital expenditures	$36.0	$17.6	$16.1	$42.4	$112.1
Depreciation and amortization	$20.9	$14.4	$11.2	$88.8	$135.3

2010
Net sales to external customers	$660.2	$292.2	$271.0	$1,524.9	$2,748.3
Intersegment net sales	0.0	0.0	1.1	0.0	1.1

Total net sales	$660.2	$292.2	$272.1	$1,524.9	$2,749.4
Earnings from operations	$107.1	$55.2	$40.3	$73.3	$275.9
Percentage of sales	16.2%	18.9%	14.8%	4.8%	10.0%
Total assets	$806.3	$308.0	$206.5	$1,671.9	$2,992.7
Capital expenditures	$54.4	$9.7	$9.3	$38.7	$112.1
Depreciation and amortization	$15.8	$13.2	$9.3	$82.7	$121.0

2009
Net sales to external customers	$619.2	$265.8	$245.7	$1,298.6	$2,429.3
Intersegment net sales	0.0	0.0	0.8	0.0	0.8

Total net sales	$619.2	$265.8	$246.5	$1,298.6	$2,430.1
Earnings from operations	$88.0	$34.6	$10.7	$5.4	$138.7
Percentage of sales	14.2%	13.0%	4.3%	0.4%	5.7%
Total assets	$724.8	$307.3	$224.6	$1,736.6	$2,993.3
Capital expenditures	$127.4	$8.8	$3.3	$28.5	$168.0
Depreciation and amortization	$13.7	$12.9	$11.4	$117.2	$155.2

Reconciliation Of Selected Segment Information To Corresponding Amounts Contained In Consolidated Financial Statements

	2011	2010	2009
Net sales:
Net sales from segments	$3,074.0	$2,749.4	$2,430.1
Elimination of intersegment revenue	(0.9)	(1.1)	(0.8)

Total consolidated net sales	$3,073.1	$2,748.3	$2,429.3

Earnings from operations:
Earnings from segments	$303.2	$275.9	$138.7
Corporate unallocated (1)	(30.7)	(42.0)	(123.2)

Total consolidated earnings from operations	$272.5	$233.9	$15.5

Total assets:
Assets from segments	$2,953.5	$2,992.7	$2,993.3
Other assets (2)	583.2	681.2	566.1

Total consolidated assets	$3,536.7	$3,673.9	$3,559.4

(1)

2011 includes net pre-tax charges of $21.6 for restructuring charges primarily related to our Coating Resins segment, benefits of $3.9 primarily related to a favorable adjustment to environmental accruals at a certain European site, a gain on the sale of assets of a certain Latin American subsidiary for $3.3, and accelerated depreciation of $0.7 for the sale of our Stamford facility treated as a financing transaction. 2010 includes a net pre-tax charge of $3.2 for various restructuring initiatives including consolidation and a closure of manufacturing operations in Europe. Also includes a pre-tax charge of $5.5 related to the exit of certain phosphorus derivative products at our Mt. Pleasant, TN facility. 2009 includes a pre-tax charge of $90.2 for various manufacturing and organizational restructuring initiatives across the Specialty Chemical segments and Engineered Materials segment and within corporate operations as well as restructuring charges related to the shared services initiative. 2009 also includes a net loss of $1.4 related to the exit of the polyurethane product line in Europe and Asia.

(2)

At December 31, 2011, 2010, and 2009, this includes cash and cash equivalents at of $415.8, $383.3, and $261.7, respectively, and assets held for sale related to our former Building Block Chemicals segment of $164.4 and $154.3 as of December 31, 2010 and 2009, respectively.

Operations By Geographic Areas

	2011	2010	2009

Net Sales
United States	$1,017.4	$906.1	$810.5
Other Americas	276.8	242.1	212.8
Asia / Pacific	562.2	517.6	433.2
Europe, Middle East and Africa	1,216.7	1,082.5	972.8

Total	$3,073.1	$2,748.3	$2,429.3

U.S. exports included in net sales above
Other Americas	$104.6	$86.4	$75.6
Asia / Pacific	52.8	49.7	42.0
Europe, Middle East and Africa	84.2	75.1	71.1

Total	$241.6	$211.2	$188.7

Identifiable assets

United States	$1,215.1	$1,158.8	$1,155.6
Other Americas	150.5	156.6	159.2
Asia / Pacific	307.8	266.5	241.5
Europe, Middle East and Africa	960.2	993.8	1,078.3

Total identifiable assets	2,633.6	2,575.7	2,634.6

Equity in net assets of and advances to associated companies	19.2	19.7	21.5
Unallocated assets (1)	883.9	1,078.5	903.3

Total assets	$3,536.7	$3,673.9	$3,559.4

(1)	At December 31, 2011, 2010, and 2009 this includes cash and cash equivalents at of $415.8, $383.3, and $261.7, respectively, and assets held for sale related to our former Building Block Chemicals segment of $164.4 and $154.3 as of December 31, 2010 and 2009, respectively.